Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
December 31, 2025
EMQ-NPRT1-0226
1.876938.117
Common Stocks - 94.7%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc (South Africa)	266,800	23,089,639
BRAZIL - 4.6%
Consumer Discretionary - 0.3%
Household Durables - 0.1%
Construtora Tenda S/A	208,400	934,039
Cury Construtora e Incorporadora SA	176,719	1,039,400
Cyrela Brazil Realty SA Empreendimentos e Participacoes	187,400	1,012,964
		2,986,403
Specialty Retail - 0.1%
Vibra Energia SA	818,536	3,783,661
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	775,106	3,558,861
TOTAL CONSUMER DISCRETIONARY		10,328,925
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras ADR	337,700	4,001,745
Petroleo Brasileiro SA - Petrobras ADR (PN)	402,500	4,536,175
PRIO SA/Brazil (a)	1,324,300	10,010,038
TOTAL ENERGY		18,547,958
Financials - 1.5%
Banks - 0.8%
Itau Unibanco Holding SA ADR (f)	3,624,771	25,953,361
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	5,135,500	13,017,400
XP Inc Class A	619,105	10,134,748
		23,152,148
TOTAL FINANCIALS		49,105,509
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	566,268	2,434,650
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	1,380,175	10,973,899
Localiza Rent a Car SA (PN)	53,083	402,016
TOTAL INDUSTRIALS		11,375,915
Materials - 0.9%
Metals & Mining - 0.8%
Metalurgica Gerdau SA	4,698,149	7,716,290
Vale SA ADR	1,557,415	20,293,118
		28,009,408
Paper & Forest Products - 0.1%
Dexco SA	2,938,015	2,680,793
TOTAL MATERIALS		30,690,201
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	320,605	1,415,874
Utilities - 0.9%
Electric Utilities - 0.7%
Axia Energia	775,900	7,166,075
Axia Energia Series C	203,935	1,828,055
Equatorial SA	1,064,594	7,479,697
Isa Energia Brasil sa	551,300	2,770,711
Transmissora Alianca de Energia Eletrica S/A unit	330,000	2,535,937
		21,780,475
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	272,959	6,644,464
TOTAL UTILITIES		28,424,939
TOTAL BRAZIL		152,323,971
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	486,050	21,483,060
CHINA - 26.9%
Communication Services - 6.7%
Entertainment - 0.6%
Netease Inc ADR	105,625	14,536,113
Tencent Music Entertainment Group Class A ADR	339,600	5,953,188
		20,489,301
Interactive Media & Services - 6.1%
Baidu Inc A Shares (a)	393,300	6,467,905
Baidu Inc Class A ADR (a)	39,538	5,166,035
Tencent Holdings Ltd	2,450,416	188,053,597
		199,687,537
TOTAL COMMUNICATION SERVICES		220,176,838
Consumer Discretionary - 7.8%
Automobile Components - 0.4%
Fuyao Glass Industry Group Co Ltd A Shares (China)	634,300	5,874,375
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	224,000	1,934,136
Hesai Group ADR (a)	315,626	7,070,022
		14,878,533
Automobiles - 0.6%
BYD Co Ltd A Shares (China)	531,410	7,425,166
BYD Co Ltd H Shares	1,150,598	14,061,181
		21,486,347
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	5,630,095	103,373,962
PDD Holdings Inc Class A ADR (a)	301,196	34,152,614
		137,526,576
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc	1,663,650	9,138,772
New Oriental Education & Technology Group Inc ADR	72,445	3,986,648
		13,125,420
Hotels, Restaurants & Leisure - 1.4%
H World Group Ltd ADR	85,849	4,039,195
Luckin Coffee Inc ADR (a)	201,800	6,760,300
Meituan B Shares (a)(d)(e)	1,122,777	14,879,265
Trip.com Group Ltd	301,253	21,600,272
		47,279,032
Textiles, Apparel & Luxury Goods - 0.7%
Laopu Gold Co Ltd H Shares (f)	143,200	11,371,067
Shenzhou International Group Holdings Ltd	1,371,000	10,780,988
		22,152,055
TOTAL CONSUMER DISCRETIONARY		256,447,963
Consumer Staples - 1.1%
Beverages - 0.9%
China Resources Beer Holdings Co Ltd	1,118,666	3,768,798
Eastroc Beverage Group Co Ltd A Shares (China)	169,800	6,491,960
Kweichow Moutai Co Ltd A Shares (China)	50,900	10,023,087
Tsingtao Brewery Co Ltd H Shares	1,289,800	8,074,197
		28,358,042
Food Products - 0.1%
Uni-President China Holdings Ltd	3,551,400	3,709,880
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (f)	255,600	2,683,197
TOTAL CONSUMER STAPLES		34,751,119
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
China Petroleum & Chemical Corp H Shares	18,206,000	10,924,489
Financials - 4.4%
Banks - 2.7%
China Construction Bank Corp H Shares	62,759,189	62,119,736
China Merchants Bank Co Ltd H Shares	3,745,516	25,410,622
		87,530,358
Insurance - 1.7%
China Life Insurance Co Ltd H Shares	6,304,149	22,178,369
Ping An Insurance Group Co of China Ltd H Shares	4,094,413	34,391,861
		56,570,230
TOTAL FINANCIALS		144,100,588
Health Care - 1.2%
Biotechnology - 0.5%
Akeso Inc (a)(d)(e)	317,684	4,612,576
Clover Biopharmaceuticals Ltd (a)	537,270	161,538
Innovent Biologics Inc (a)(d)(e)	692,253	6,782,260
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)(f)	31,657	1,595,317
Zai Lab Ltd (a)	1,192,716	2,105,560
		15,257,251
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	3,407,779	2,198,087
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd H Shares (d)(e)	917,744	11,638,806
WuXi XDC Cayman Inc (a)	202,970	1,584,338
		13,223,144
Pharmaceuticals - 0.3%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	1,369,890	6,350,705
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	279,860	2,383,754
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares (f)	203,530	1,863,301
		10,597,760
TOTAL HEALTH CARE		41,276,242
Industrials - 1.7%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	4,650,300	4,576,985
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	324,100	17,019,456
Hongfa Technology Co Ltd A Shares	857,400	3,726,920
Hongfa Technology Co Ltd A Shares (China)	564,600	2,454,185
		23,200,561
Machinery - 0.9%
Airtac International Group	287,000	8,513,332
Shenzhen Inovance Technology Co Ltd A Shares (China)	792,200	8,532,883
Yangzijiang Shipbuildling (Holdings) Ltd	4,225,800	11,440,629
		28,486,844
TOTAL INDUSTRIALS		56,264,390
Information Technology - 1.3%
Communications Equipment - 0.1%
Zhongji Innolight Co Ltd A Shares (China)	30,733	2,680,574
Electronic Equipment, Instruments & Components - 0.0%
Foxconn Industrial Internet Co Ltd A Shares (China)	144,200	1,279,381
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China) (b)	282,400	11,012,215
Cambricon Technologies Corp Ltd A Shares (China) (a)	9,900	1,918,862
InnoScience Suzhou Technology Holding Co Ltd H Shares (a)(f)	87,400	880,435
Montage Technology Co Ltd A Shares (China)	113,142	1,905,733
		15,717,245
Software - 0.1%
Pony AI Inc ADR (a)(f)	216,600	3,140,700
Technology Hardware, Storage & Peripherals - 0.6%
Xiaomi Corp B Shares (a)(d)(e)	4,072,390	20,552,671
TOTAL INFORMATION TECHNOLOGY		43,370,571
Materials - 1.8%
Construction Materials - 0.4%
Anhui Conch Cement Co Ltd H Shares	2,234,500	6,339,414
China Jushi Co Ltd A Shares (China)	2,318,804	5,669,610
		12,009,024
Metals & Mining - 1.4%
MMG Ltd (a)	21,520,000	24,249,991
Zijin Mining Group Co Ltd A Shares (China)	4,520,000	22,277,821
		46,527,812
TOTAL MATERIALS		58,536,836
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	248,432	391,033
China Resources Land Ltd	1,361,109	4,756,982
KE Holdings Inc A Shares	645,603	3,414,556
Longfor Group Holdings Ltd (d)(e)	494,924	544,355
TOTAL REAL ESTATE		9,106,926
Utilities - 0.3%
Gas Utilities - 0.3%
ENN Energy Holdings Ltd	615,100	5,469,171
Kunlun Energy Co Ltd	6,156,000	5,877,020
TOTAL UTILITIES		11,346,191
TOTAL CHINA		886,302,153
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	3,266,777	13,730,510
Piraeus Bank SA	989,125	7,897,479

TOTAL GREECE		21,627,989
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	3,759,702	154,587
INDIA - 13.3%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	1,181,418	27,682,377
Consumer Discretionary - 1.3%
Automobiles - 0.6%
Mahindra & Mahindra Ltd	476,069	19,650,521
Broadline Retail - 0.2%
Meesho (g)	3,360,703	6,739,956
Hotels, Restaurants & Leisure - 0.5%
Eternal Ltd (a)	2,977,036	9,211,512
MakeMyTrip Ltd (a)(f)	98,448	8,084,549
		17,296,061
TOTAL CONSUMER DISCRETIONARY		43,686,538
Consumer Staples - 0.3%
Tobacco - 0.3%
ITC Ltd	2,113,987	9,480,501
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Coal India Ltd	1,865,700	8,283,972
Reliance Industries Ltd	2,457,794	42,951,634
TOTAL ENERGY		51,235,606
Financials - 5.6%
Banks - 3.3%
Bank of Baroda	644,200	2,121,239
Canara Bank	4,583,400	7,901,165
HDFC Bank Ltd	5,652,950	62,353,432
ICICI Bank Ltd	2,371,823	35,504,956
		107,880,792
Capital Markets - 0.0%
ICICI Prudential Asset Management Co Ltd/India (g)	24,099	713,648
ICICI Prudential Asset Management Co Ltd/India (g)	24,099	713,648
		1,427,296
Consumer Finance - 1.7%
Bajaj Finance Ltd	2,678,836	29,417,055
Shriram Finance Ltd	2,338,772	25,927,362
		55,344,417
Insurance - 0.6%
HDFC Life Insurance Co Ltd (d)(e)	2,181,483	18,203,301
TOTAL FINANCIALS		182,855,806
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	476,420	5,540,791
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	61,572	4,380,038
Pharmaceuticals - 0.4%
Sun Pharmaceutical Industries Ltd	474,550	9,081,521
Torrent Pharmaceuticals Ltd	72,748	3,116,777
		12,198,298
TOTAL HEALTH CARE		22,119,127
Industrials - 1.4%
Aerospace & Defense - 0.8%
Bharat Electronics Ltd	3,064,500	13,627,275
Hindustan Aeronautics Ltd (e)	224,600	10,969,064
		24,596,339
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	448,151	20,364,833
TOTAL INDUSTRIALS		44,961,172
Information Technology - 0.2%
IT Services - 0.2%
Infosys Ltd	77,009	1,384,349
Infosys Ltd ADR (f)	242,600	4,323,132
Tata Consultancy Services Ltd	24,300	867,003
TOTAL INFORMATION TECHNOLOGY		6,574,484
Materials - 0.5%
Construction Materials - 0.2%
JK Cement Ltd	130,798	8,050,608
Metals & Mining - 0.3%
Tata Steel Ltd	4,481,800	8,981,355
TOTAL MATERIALS		17,031,963
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (a)	113,178	2,524,471
Sunteck Realty Ltd	270,141	1,190,595
TOTAL REAL ESTATE		3,715,066
Utilities - 0.8%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	3,411,396	10,044,906
Independent Power and Renewable Electricity Producers - 0.5%
NHPC Ltd	6,338,523	5,587,877
NTPC Ltd	3,089,476	11,330,004
		16,917,881
TOTAL UTILITIES		26,962,787
TOTAL INDIA		436,305,427
INDONESIA - 1.4%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	68,175,500	8,059,377
Food Products - 0.3%
First Resources Ltd	5,194,100	8,445,363
TOTAL CONSUMER STAPLES		16,504,740
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	30,458,018	14,708,077
Bank Rakyat Indonesia Persero Tbk PT	50,688,247	11,101,077
Bank Syariah Indonesia Tbk PT	26,525,200	3,537,539
TOTAL FINANCIALS		29,346,693
TOTAL INDONESIA		45,851,433
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	103,900	5,380,798
KOREA (SOUTH) - 12.8%
Communication Services - 0.8%
Entertainment - 0.1%
HYBE Co Ltd	24,950	5,705,642
Interactive Media & Services - 0.7%
Kakao Corp	309,995	12,921,088
NAVER Corp	51,687	8,684,568
		21,605,656
TOTAL COMMUNICATION SERVICES		27,311,298
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Coway Co Ltd (a)	122,320	7,359,925
Financials - 1.4%
Banks - 1.1%
KB Financial Group Inc	261,630	22,511,711
Woori Financial Group Inc	756,007	14,666,729
		37,178,440
Insurance - 0.3%
Samsung Life Insurance Co Ltd (a)	78,843	8,614,661
TOTAL FINANCIALS		45,793,101
Health Care - 0.4%
Biotechnology - 0.1%
Alteogen Inc (a)	6,670	2,080,270
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(d)(e)	8,861	10,399,538
TOTAL HEALTH CARE		12,479,808
Industrials - 0.9%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	166,390	13,177,350
Electrical Equipment - 0.3%
LS Electric Co Ltd (a)	35,030	11,216,936
Industrial Conglomerates - 0.2%
LG Corp	117,222	6,564,558
TOTAL INDUSTRIALS		30,958,844
Information Technology - 9.1%
Electronic Equipment, Instruments & Components - 0.0%
Samsung SDI Co Ltd	7,540	1,409,244
Semiconductors & Semiconductor Equipment - 3.7%
SK Hynix Inc	272,554	123,375,521
Technology Hardware, Storage & Peripherals - 5.4%
Samsung Electronics Co Ltd	2,076,165	173,931,456
TOTAL INFORMATION TECHNOLOGY		298,716,221
TOTAL KOREA (SOUTH)		422,619,197
KUWAIT - 0.5%
Financials - 0.5%
Banks - 0.5%
Kuwait Finance House KSCP	6,795,423	17,904,769
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (a)(b)(c)	161,297	170,975
MEXICO - 2.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series B	10,860,500	11,235,936
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Wal-Mart de Mexico SAB de CV Series V	4,140,700	12,906,705
Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	2,663,832	24,695,272
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	276,800	7,271,582
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV ADR	1,302,400	14,964,576
Real Estate - 0.2%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	1,986,050	2,976,731
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV	691,724	2,116,178
TOTAL REAL ESTATE		5,092,909
TOTAL MEXICO		76,166,980
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(e)	64,225	1,346,514
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	80,387	9,695,476
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	67,427	19,351,549
PHILIPPINES - 0.2%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	270,000	3,209,070
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	5,664,229	2,160,652
SM Prime Holdings Inc	3,968,725	1,534,123
TOTAL REAL ESTATE		3,694,775
TOTAL PHILIPPINES		6,903,845
POLAND - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	50,821	3,411,660
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (a)(d)(e)	375,700	4,327,353
TOTAL POLAND		7,739,013
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	195,777	1,460,496
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	51,900	1,487,082
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (a)(b)	782,800	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(b)	794,750	0
Sberbank of Russia PJSC ADR (a)(b)	1,468,992	15
TOTAL FINANCIALS		15
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (a)(b)(e)	433,400	4
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (a)(b)	6,300	0
TOTAL RUSSIA		27
SAUDI ARABIA - 2.6%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	96,804	3,300,958
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (d)(e)	2,642,300	16,787,354
Financials - 1.6%
Banks - 1.6%
Al Rajhi Bank	1,139,538	29,621,669
Saudi National Bank/The	2,446,052	24,703,117
TOTAL FINANCIALS		54,324,786
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrical Industries Co	1,958,200	5,847,243
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	197,700	5,834,859
TOTAL SAUDI ARABIA		86,095,200
SINGAPORE - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Sea Ltd Class A ADR (a)	134,463	17,153,445
SOUTH AFRICA - 4.2%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Naspers Ltd Class N	432,650	28,854,081
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Pick n Pay Stores Ltd (a)	3,701,602	5,565,814
Shoprite Holdings Ltd	705,141	11,506,658
TOTAL CONSUMER STAPLES		17,072,472
Financials - 1.8%
Banks - 0.8%
Capitec Bank Holdings Ltd	110,622	27,761,045
Financial Services - 1.0%
FirstRand Ltd	5,711,396	31,298,864
TOTAL FINANCIALS		59,059,909
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd	332,000	4,761,273
Materials - 0.9%
Chemicals - 0.2%
Sasol Ltd (a)	920,400	5,872,578
Metals & Mining - 0.7%
Impala Platinum Holdings Ltd	1,465,600	23,032,134
TOTAL MATERIALS		28,904,712
TOTAL SOUTH AFRICA		138,652,447
TAIWAN - 18.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Uni-President Enterprises Corp	2,682,000	6,595,503
Financials - 0.7%
Banks - 0.7%
CTBC Financial Holding Co Ltd	13,741,162	22,001,988
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	237,744	11,526,246
Information Technology - 17.6%
Communications Equipment - 0.2%
Accton Technology Corp	151,000	5,707,291
FOCI Fiber Optic Communications Inc (a)	70,000	1,021,466
		6,728,757
Electronic Equipment, Instruments & Components - 2.0%
Chroma ATE Inc	163,000	4,029,249
Delta Electronics Inc	854,911	26,259,227
Elite Material Co Ltd	170,000	8,919,686
Fositek Corp	23,000	1,192,109
Hon Hai Precision Industry Co Ltd	2,898,173	21,307,377
Unimicron Technology Corp	602,000	4,224,292
Unimicron Technology Corp rights 1/5/2026 (a)	4,623	15,335
Yageo Corp	112,000	825,210
		66,772,485
Semiconductors & Semiconductor Equipment - 15.0%
ASE Technology Holding Co Ltd	1,489,524	11,770,441
Hon Precision Inc	58,000	6,336,119
Jentech Precision Industrial Co Ltd	56,000	4,903,036
King Yuan Electronics Co Ltd	154,000	1,215,712
MediaTek Inc	552,253	25,188,881
MPI Corp	29,000	2,081,207
Taiwan Semiconductor Manufacturing Co Ltd	8,977,154	442,256,686
		493,752,082
Technology Hardware, Storage & Peripherals - 0.4%
Asia Vital Components Co Ltd	78,000	3,756,698
Quanta Computer Inc	393,473	3,413,647
Wiwynn Corp	31,307	4,478,563
		11,648,908
TOTAL INFORMATION TECHNOLOGY		578,902,232
TOTAL TAIWAN		619,025,969
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	8,406,100	5,579,270
TURKEY - 0.7%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	559,000	6,987,174
Industrials - 0.4%
Aerospace & Defense - 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,301,000	12,421,176
Materials - 0.1%
Construction Materials - 0.1%
Oyak Cimento Fabrikalari AS	9,607,000	5,156,919
TOTAL TURKEY		24,565,269
UNITED ARAB EMIRATES - 1.4%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	3,833,463	5,573,669
Financials - 0.9%
Banks - 0.9%
Abu Dhabi Commercial Bank PJSC	2,649,414	10,315,600
Abu Dhabi Islamic Bank PJSC	2,103,834	11,891,796
Dubai Islamic Bank PJSC	2,668,200	6,734,522
TOTAL FINANCIALS		28,941,918
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	906,427	2,147,142
Emaar Properties PJSC	2,230,722	8,533,563
RAK Properties PJSC (a)	2,051,800	754,184
TOTAL REAL ESTATE		11,434,889
TOTAL UNITED ARAB EMIRATES		45,950,476
UNITED STATES - 1.0%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	157,200	6,044,340
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (a)	15,969	4,851,542
BeOne Medicines Ltd H Shares (a)	174,597	4,022,414
TOTAL HEALTH CARE		8,873,956
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ACM Research Inc Class A (a)	22,800	899,460
Materials - 0.5%
Construction Materials - 0.5%
Titan SA	278,830	17,268,790
TOTAL UNITED STATES		33,086,546
TOTAL COMMON STOCKS (Cost $1,938,132,108)		3,127,473,602

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Bytedance Ltd Series E1 (a)(b)(c)	30,246	7,252,688
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	45,658	364,351
TOTAL CHINA		7,617,039
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (a)(b)(c)	44,950	223,850
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,990,458)		7,840,889

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd Series G2 (b)(c)	15,215	2,959,165
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Hyundai Motor Co Series 2	118,873	17,553,392
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,589,488)		20,512,557

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	153,014,071	153,044,674
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	16,444,732	16,446,377
TOTAL MONEY MARKET FUNDS (Cost $169,498,082)			169,491,051

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,126,210,136)	3,325,318,099
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(18,944,458)
NET ASSETS - 100.0%	3,306,373,641

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,971,029 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,358,834 or 3.6% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $129,327,902 or 3.9% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $8,167,252 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	3,314,181

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	2,066,600

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	648,487

Gupshup Inc	6/8/2021	1,027,790

Jumo World Holding Limited	9/6/2023	1,371,330

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
ICICI Prudential Asset Management Co Ltd/India	3/16/2026

ICICI Prudential Asset Management Co Ltd/India	1/15/2026

Meesho	6/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,064,555	299,160,689	191,172,683	459,134	(472)	(7,415)	153,044,674	153,014,071	0.3%
Fidelity Securities Lending Cash Central Fund	18,920,834	172,669,411	175,145,712	182,573	1,844	-	16,446,377	16,444,732	0.1%
Total	63,985,389	471,830,100	366,318,395	641,707	1,372	(7,415)	169,491,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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